Consolidated Balance Sheets (Parenthetical) - ₪ / shares	Dec. 31, 2019	Dec. 31, 2018
Statement of financial position [abstract]
Ordinary shares, par value	₪ 1.5	₪ 1.5
Ordinary shares, shares authorized	30,000,000	15,000,000
Ordinary shares, shares issued	5,670,829	3,814,713
Ordinary shares, shares outstanding	5,670,829	3,814,713